Net income (loss) per share (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net income (loss)
Basic and diluted	CAD 95,039	CAD (15,734)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average shares outstanding, Basic	185,641,050	182,056,120
Weighted average shares outstanding, Diluted	189,576,888	182,056,120
Stock Options [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average shares outstanding, Basic	389,977	0
Performance Awards [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average shares outstanding, Basic	3,545,861	0